Concentrations (Details) - Schedule of Accounts Receivable Before Allowance for Uncollectible Receivables - USD ($)	Sep. 30, 2023		Sep. 30, 2022
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	$ 360,417		$ 281,632
Accounts Receivable 0 to 90 Days [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	30,417		281,632
Accounts Receivable 0 to 90 Days [Member] | Accounts Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Referral fees	11,112		2,675
Advisory service fees	11,000	[1]	275,000
Management fees	8,305		3,957
Accounts Receivable 90 to 180 days [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	105,000
Accounts Receivable 90 to 180 days [Member] | Accounts Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Referral fees
Advisory service fees	105,000	[1]
Management fees
Accounts Receivable 180 days to 1 year [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	225,000
Accounts Receivable 180 days to 1 year [Member] | Accounts Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Referral fees
Advisory service fees	225,000	[1]
Management fees
Referral fees [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	11,112		2,675
Referral fees [Member] | Accounts Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Referral fees	11,112		2,675
Advisory service fees [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	341,000		275,000
Advisory service fees [Member] | Accounts Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Advisory service fees	341,000	[1]	275,000
Management fees [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Balance	8,305		3,957
Management fees [Member] | Accounts Receivable [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Management fees	$ 8,305		$ 3,957

[1]	As of September 30, 2023, the gross accounts receivable balance of Company O was $85,000, which included in aging of 180 days to 1 year, and full allowance for credit losses of $85,000 was provided for Company O. As of September 30, 2023, the gross accounts receivable balance of Company P was $256,000, which was 100% received by the Group by the release date of the financial statements.